Pay vs Performance Disclosure	12 Months Ended
	Apr. 30, 2026 USD ($)	Apr. 30, 2025 USD ($)	Apr. 30, 2024 USD ($)	Apr. 30, 2023 USD ($)	Apr. 30, 2022 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance Table
The table below shows the total compensation for our PEO and the average total compensation for our non-PEO
NEOs (as set forth in the Summary Compensation Table on page 50), the CAP for our PEO and the average CAP for our non-PEO
NEOs, our absolute TSR, the TSR of our peer group over the same period, our reported net income, our organic net sales growth
and adjusted organic operating income growth for the last five fiscal years.
PAY VS PERFORMANCE

Year	Summary Compensation Table Total for PEO (1)	Compensation Actually Paid to PEO (3)	Average Summary Compensation Table Total for Non-PEO NEOs (2)	Average Compensation Actually Paid to Non-PEO NEOs (3)	B-F TSR (4)	Peer Group TSR (4)(5)	Reported Net Income (in millions)	Organic Net Sales Change	Adjusted Organic Operating Income Change (6)

2026	$25,304,881	$19,119,723	$4,434,731	$3,409,874	$37	$152	$715	—%	2%

2025	13,449,544	6,249,839	2,534,442	1,506,322	49	140	869	1%	3%

2024	13,194,160	5,788,644	2,895,924	1,878,251	66	122	1,024	(1)%	(2)%

2023	9,651,262	6,771,842	2,059,136	1,752,991	88	119	783	10%	8%

2022	8,364,936	4,476,542	1,567,977	1,271,730	91	117	838	17%	27%

(1)	Mr. Whiting was our PEO for all fiscal years shown.

(2)
The
non-PEO
NEOs in fiscal 2026 were Ms. Cunningham, Messrs. Peters, Carr, Masick, and Pafilis. The
non-PEO
NEOs in fiscal 2025 were Ms. Cunningham and Messrs. Bentel, Farrer, Hinrichs, Nall, and Shepherd. The
non-PEO
NEOs in fiscal 2024 were Ms. Cunningham and Messrs. Farrer, Hamel, and Hinrichs. The
non-PEO
NEOs in fiscal 2023 were Mses. Cunningham and Hawley, and Messrs. Hamel and Hinrichs. The
non-PEO
NEOs in fiscal 2022 were Mses. Cunningham, Hawley, and Morreau, and Messrs. Hamel and Hinrichs.

(3)
SEC rules require certain adjustments be made to the Summary Compensation Table totals to determine CAP as reported in the Pay versus Performance Table. CAP does not necessarily represent cash and/or equity value transferred to the applicable NEO without restriction, but rather is a valuation calculated under applicable SEC rules. No awards were granted and vested in the covered year; no awards granted in any prior fiscal year failed to meet applicable vesting conditions during the covered fiscal year; there was no change in fair value of outstanding, vested equity granted in prior years; and there were no dividends or other earnings paid on stock or option awards in the covered fiscal year prior to the vesting date that are not otherwise reported. The following table details the applicable adjustments:

PENSION VALUE AND EQUITY AWARD ADJUSTMENTS

Year	Summary Compensation Table Total for Covered Year	Deduct Change in Pension Value for Covered Year	Add Pension Service Cost for Covered Year	Add Pension Service Cost for Prior Fiscal Year	Deduct Stock Award and Option Award Column as Reported in SCT for Covered Year	Change in Value as of Covered Year-End (as Compared to Prior Year-End) of Equity Awards Granted Prior to Covered Year and Outstanding and Unvested as of Covered Year-End	Change in Value as of Vesting Date (as Compared to Prior Year- End) of Equity Awards Granted Prior to Covered Year that Vested During Covered Year	Compensation Actually Paid in Covered Fiscal Year

PEO

2026	$25,304,881	$(5,381,227)	$627,455	$4,534,022	$(13,139,137)	$8,606,035	$(1,432,306)	$19,119,723

2025	13,449,544	(2,024,516)	424,195	—	(6,990,837)	3,480,562	(2,089,109)	6,249,839

2024	13,194,160	(1,145,802)	382,548	26,726	(6,982,403)	2,802,694	(2,489,279)	5,788,644

2023	9,651,262	(1,095,610)	375,220	—	(3,862,409)	2,773,884	(1,070,505)	6,771,842

2022	8,364,936	(811,189)	386,185	—	(3,371,539)	2,908,042	(2,999,893)	4,476,542

Average Non-PEO NEOs

2026	$ 4,434,731	$(802,879)	$52,119	$419,874	$(1,726,685)	$1,140,420	$(107,705)	$3,409,874

2025	2,534,442	(508,941)	92,153	—	(754,976)	375,884	(232,240)	1,506,322

2024	2,895,924	(246,725)	90,377	4,905	(950,644)	381,583	(297,169)	1,878,251

2023	2,059,136	(143,794)	92,310	—	(500,230)	359,253	(113,684)	1,752,991

2022	1,567,977	—	112,527	—	(349,638)	301,569	(360,704)	1,271,730

(4)	TSR is calculated on a cumulative basis measured from the market close of Brown-Forman’s Class B common stock on April 30, 2021, through the end of the indicated fiscal year.

(5)
Peer Group is defined as the S&P 500 Consumer Staples Index. The companies in this sector are primarily involved in the development and production of consumer products that cover food and drug retailing, beverages, food products, tobacco, household products, and personal products.

(6)
The Company-selected performance measure for fiscal 2026 was Adjusted Organic Operating Income, which excludes certain costs related to a potential business combination and other M&A activity. No such adjustments were applicable in the prior years shown in the table, so those amounts reflect Organic Operating Income without any adjustment. Adjusted Organic Operating Income is not derived in accordance with GAAP. Please refer to Appendix A of this proxy statement for information about our use of non-GAAP measures.

Company Selected Measure Name	Organic Net Sales Change
Named Executive Officers, Footnote
(2)
The
non-PEO
NEOs in fiscal 2026 were Ms. Cunningham, Messrs. Peters, Carr, Masick, and Pafilis. The
non-PEO
NEOs in fiscal 2025 were Ms. Cunningham and Messrs. Bentel, Farrer, Hinrichs, Nall, and Shepherd. The
non-PEO
NEOs in fiscal 2024 were Ms. Cunningham and Messrs. Farrer, Hamel, and Hinrichs. The
non-PEO
NEOs in fiscal 2023 were Mses. Cunningham and Hawley, and Messrs. Hamel and Hinrichs. The
non-PEO
NEOs in fiscal 2022 were Mses. Cunningham, Hawley, and Morreau, and Messrs. Hamel and Hinrichs.

Peer Group Issuers, Footnote	Peer Group is defined as the S&P 500 Consumer Staples Index. The companies in this sector are primarily involved in the development and production of consumer products that cover food and drug retailing, beverages, food products, tobacco, household products, and personal products.
PEO Total Compensation Amount	$ 25,304,881	$ 13,449,544	$ 13,194,160	$ 9,651,262	$ 8,364,936
PEO Actually Paid Compensation Amount	$ 19,119,723	6,249,839	5,788,644	6,771,842	4,476,542
Adjustment To PEO Compensation, Footnote

Year	Summary Compensation Table Total for Covered Year	Deduct Change in Pension Value for Covered Year	Add Pension Service Cost for Covered Year	Add Pension Service Cost for Prior Fiscal Year	Deduct Stock Award and Option Award Column as Reported in SCT for Covered Year	Change in Value as of Covered Year-End (as Compared to Prior Year-End) of Equity Awards Granted Prior to Covered Year and Outstanding and Unvested as of Covered Year-End	Change in Value as of Vesting Date (as Compared to Prior Year- End) of Equity Awards Granted Prior to Covered Year that Vested During Covered Year	Compensation Actually Paid in Covered Fiscal Year

PEO

2026	$25,304,881	$(5,381,227)	$627,455	$4,534,022	$(13,139,137)	$8,606,035	$(1,432,306)	$19,119,723

2025	13,449,544	(2,024,516)	424,195	—	(6,990,837)	3,480,562	(2,089,109)	6,249,839

2024	13,194,160	(1,145,802)	382,548	26,726	(6,982,403)	2,802,694	(2,489,279)	5,788,644

2023	9,651,262	(1,095,610)	375,220	—	(3,862,409)	2,773,884	(1,070,505)	6,771,842

2022	8,364,936	(811,189)	386,185	—	(3,371,539)	2,908,042	(2,999,893)	4,476,542

Average Non-PEO NEOs

2026	$ 4,434,731	$(802,879)	$52,119	$419,874	$(1,726,685)	$1,140,420	$(107,705)	$3,409,874

2025	2,534,442	(508,941)	92,153	—	(754,976)	375,884	(232,240)	1,506,322

2024	2,895,924	(246,725)	90,377	4,905	(950,644)	381,583	(297,169)	1,878,251

2023	2,059,136	(143,794)	92,310	—	(500,230)	359,253	(113,684)	1,752,991

2022	1,567,977	—	112,527	—	(349,638)	301,569	(360,704)	1,271,730

Non-PEO NEO Average Total Compensation Amount	$ 4,434,731	2,534,442	2,895,924	2,059,136	1,567,977
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,409,874	1,506,322	1,878,251	1,752,991	1,271,730
Adjustment to Non-PEO NEO Compensation Footnote

Year	Summary Compensation Table Total for Covered Year	Deduct Change in Pension Value for Covered Year	Add Pension Service Cost for Covered Year	Add Pension Service Cost for Prior Fiscal Year	Deduct Stock Award and Option Award Column as Reported in SCT for Covered Year	Change in Value as of Covered Year-End (as Compared to Prior Year-End) of Equity Awards Granted Prior to Covered Year and Outstanding and Unvested as of Covered Year-End	Change in Value as of Vesting Date (as Compared to Prior Year- End) of Equity Awards Granted Prior to Covered Year that Vested During Covered Year	Compensation Actually Paid in Covered Fiscal Year

PEO

2026	$25,304,881	$(5,381,227)	$627,455	$4,534,022	$(13,139,137)	$8,606,035	$(1,432,306)	$19,119,723

2025	13,449,544	(2,024,516)	424,195	—	(6,990,837)	3,480,562	(2,089,109)	6,249,839

2024	13,194,160	(1,145,802)	382,548	26,726	(6,982,403)	2,802,694	(2,489,279)	5,788,644

2023	9,651,262	(1,095,610)	375,220	—	(3,862,409)	2,773,884	(1,070,505)	6,771,842

2022	8,364,936	(811,189)	386,185	—	(3,371,539)	2,908,042	(2,999,893)	4,476,542

Average Non-PEO NEOs

2026	$ 4,434,731	$(802,879)	$52,119	$419,874	$(1,726,685)	$1,140,420	$(107,705)	$3,409,874

2025	2,534,442	(508,941)	92,153	—	(754,976)	375,884	(232,240)	1,506,322

2024	2,895,924	(246,725)	90,377	4,905	(950,644)	381,583	(297,169)	1,878,251

2023	2,059,136	(143,794)	92,310	—	(500,230)	359,253	(113,684)	1,752,991

2022	1,567,977	—	112,527	—	(349,638)	301,569	(360,704)	1,271,730

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Most Important Metrics Used for Linking Pay and Performance:
The list below shows the most important metrics used by the Compensation Committee to link CAP to Company performance.

Organic Net Sales (1) Growth Adjusted Organic Operating Income (1) Growth Relative TSR Stock Appreciation	We consider (1) organic net sales growth and (2) adjusted organic operating income growth to be the most important financial measures used to link pay with performance in fiscal 2026 because they determine 70% of the short-term cash incentive award payout for the Company’s chief executive officer, who is our principal executive officer (PEO), and (3) relative TSR serves as 50% of the performance measure for the PBRSUs, while (4) stock appreciation allows us to measure the increase in the value of our stock over time.

(1)
“Organic net sales” and “adjusted organic operating income” are financial measures that are not calculated in accordance with GAAP. Please refer to Appendix A for information regarding financial measures used in this Proxy Statement and reconciliations of such non-GAAP measures to the most directly comparable GAAP financial measures.

Total Shareholder Return Amount	$ 37	49	66	88	91
Peer Group Total Shareholder Return Amount	152	140	122	119	117
Net Income (Loss)	$ 715,000,000	$ 869,000,000	$ 1,024,000,000	$ 783,000,000	$ 838,000,000
Company Selected Measure Amount	0	0.01	(0.01)	0.10	0.17
PEO Name	Mr. Whiting
Measure:: 1
Pay vs Performance Disclosure
Name	Organic Net Sales(1) Growth
Non-GAAP Measure Description	“Organic net sales” and “adjusted organic operating income” are financial measures that are not calculated in accordance with GAAP. Please refer to Appendix A for information regarding financial measures used in this Proxy Statement and reconciliations of such non-GAAP measures to the most directly comparable GAAP financial measures.
Measure:: 2
Pay vs Performance Disclosure
Compensation Actually Paid vs. Other Measure
Other Performance Measure, Amount	0.02	0.03	(0.02)	0.08	0.27
Name	Adjusted Organic Operating Income(1) Growth
Measure:: 3
Pay vs Performance Disclosure
Name	Relative TSR
Measure:: 4
Pay vs Performance Disclosure
Name	Stock Appreciation
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (5,381,227)	$ (2,024,516)	$ (1,145,802)	$ (1,095,610)	$ (811,189)
PEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	627,455	424,195	382,548	375,220	386,185
PEO | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,534,022	0	26,726	0	0
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(13,139,137)	(6,990,837)	(6,982,403)	(3,862,409)	(3,371,539)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,606,035	3,480,562	2,802,694	2,773,884	2,908,042
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,432,306)	(2,089,109)	(2,489,279)	(1,070,505)	(2,999,893)
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(802,879)	(508,941)	(246,725)	(143,794)	0
Non-PEO NEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	52,119	92,153	90,377	92,310	112,527
Non-PEO NEO | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	419,874	0	4,905	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,726,685)	(754,976)	(950,644)	(500,230)	(349,638)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,140,420	375,884	381,583	359,253	301,569
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (107,705)	$ (232,240)	$ (297,169)	$ (113,684)	$ (360,704)